Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Pension plan
Defined Benefit Plan Disclosure [Line Items]
2024	$ 48,271
2025	49,652
2026	49,389
2027	50,443
2028	50,751
2029-2033	255,465
OPEB
Defined Benefit Plan Disclosure [Line Items]
2024	11,718
2025	12,303
2026	12,623
2027	13,105
2028	13,487
2029-2033	$ 71,230